Interest expense and finance costs	6 Months Ended
Jun. 30, 2015
Interest expense and finance costs [Abstract]
Interest expense and finance costs
4.              Interest expense and finance costs

	Six Months Ended
	Jun 30, 2015	Jun 30, 2014
Interest incurred	5,386,885	3,211,597
Capitalized interest	(1,945,451)	(1,734,422)
Amortization of deferred financing charges	697,794	412,847
	4,139,228	1,890,022

Capitalized interest relates to the interest which can be capitalised under the Company’s vessels under the Company’s construction policy.